Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net income available to common shareholders for basic and diluted net income per common share	$ 2,590,931	$ 2,433,720	$ 945,577
Weighted average common shares outstanding - basic	9,864,479	8,767,738	8,200,000
Effect of dilutive securities:
Warrants Issued To Third Party			960,087
Weighted average common shares outstanding - diluted	9,864,479	8,767,738	9,160,087
Net income per common share - basic	$ 0.26	$ 0.28	$ 0.12
Net income per common share - diluted	$ 0.26	$ 0.28	$ 0.10